Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest And Dividend Income Operating Abstract
Dividend income from subsidiaries	$ 0	$ 0	$ 0
Loans	1,581,612	1,560,687	1,696,130
Money market investments	3,464	3,703	3,596
Investment securities	141,807	168,632	205,828
Trading account securities	21,573	22,824	35,607
Total interest income	1,748,456	1,755,846	1,941,161
Interest Expense Abstract
Deposits	137,364	184,216	269,794
Short-term borrowings	38,433	46,805	55,258
Interest Expense Long Term Debt	140,079	148,192	180,764
Total interest expense	315,876	379,213	505,816
Net interest income	1,432,580	1,376,633	1,435,345
Provision for loan losses	602,563	408,941	575,720
Net interest income after provision for loan losses	830,017	967,692	859,625
Fees And Commissions Depositor Accounts	172,909	183,026	184,940
Other service fees	235,125	237,865	241,000
Mortgage banking activities	71,673	84,791	(4,483)
Sale and valuation adjustments of investment securities	7,966	(1,707)	10,844
Trading account profit	(13,483)	4,478	48,098
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	(49,130)	(27,416)	5,270
Adjustments To Indemnity Reserves On Loans Sold	(37,054)	(21,198)	(33,068)
F D I C Loss Share Income	(82,051)	(56,211)	66,791
Fair value change in equity appreciation instrument	0	0	8,323
Gain on sale of processing and technology business	0	0	0
Noninterest Income Other Operating Income	504,614	127,584	97,711
Total non-interest income	810,569	531,212	625,426
Noninterest Expense Abstract
Labor And Related Expense	461,867	465,702	453,370
Occupancy Net	99,331	97,259	98,858
Equipment Expense	47,483	45,290	43,840
Taxes Other	58,286	50,120	51,885
Professional fees	289,280	284,325	267,582
Communication	26,294	26,834	27,115
Marketing And Advertising Expense	60,476	61,576	55,067
FDIC deposit insurance	60,513	85,697	93,728
Loss on early extinguishment of debt	3,388	25,196	8,693
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	80,236	23,520	21,778
Other operating expenses	95,549	104,441	87,229
Amortization of intangibles	9,883	10,072	9,654
Total operating expenses	1,292,586	1,280,032	1,218,799
Income (loss) before income tax	348,000	218,872	266,252
Income tax expense	(251,327)	(26,403)	114,927
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	599,327	245,275	151,325
Equity in undistributed earnings (losses) of subsidiaries	0	0	0
Net Income	599,327	245,275	151,325
Comprehensive Income Net Of Tax	513,450	184,955	114,738
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	533,167	334,102	430,085
Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	69,396	74,839	145,635
Popular, Inc. Holding Co.
Interest And Dividend Income Operating Abstract
Dividend income from subsidiaries	37,000	5,000	20,000
Loans	4,543	6,733	8,913
Money market investments	127	14	8
Investment securities	13,123	16,291	16,224
Trading account securities	0	0	0
Total interest income	54,793	28,038	45,145
Interest Expense Abstract
Deposits	0	0	0
Short-term borrowings	0	6	50
Interest Expense Long Term Debt	101,245	95,892	94,565
Total interest expense	101,245	95,898	94,615
Net interest income	(46,452)	(67,860)	(49,470)
Provision for loan losses	398	404	0
Net interest income after provision for loan losses	(46,850)	(68,264)	(49,470)
Fees And Commissions Depositor Accounts	0	0	0
Other service fees	0	0	0
Mortgage banking activities	0	0	0
Sale and valuation adjustments of investment securities	7,966	0	0
Trading account profit	161	214	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
F D I C Loss Share Income	0	0	0
Fair value change in equity appreciation instrument	0	0	0
Gain on sale of processing and technology business			0
Noninterest Income Other Operating Income	443,276	41,966	23,145
Total non-interest income	451,403	42,180	23,145
Noninterest Expense Abstract
Labor And Related Expense	31,086	29,779	28,524
Occupancy Net	3,685	3,434	3,396
Equipment Expense	4,084	3,831	3,210
Taxes Other	413	2,209	2,269
Professional fees	13,099	11,042	10,820
Communication	421	464	421
Marketing And Advertising Expense	1,838	1,823	1,894
FDIC deposit insurance	0	0	0
Loss on early extinguishment of debt	0	0	8,000
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	0	0	0
Other operating expenses	(53,926)	(50,877)	(49,468)
Amortization of intangibles	0	0	0
Total operating expenses	700	1,705	9,066
Income (loss) before income tax	403,853	(27,789)	(35,391)
Income tax expense	1,412	1,702	2,786
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	402,441	(29,491)	(38,177)
Equity in undistributed earnings (losses) of subsidiaries	196,886	274,766	189,502
Net Income	599,327	245,275	151,325
Comprehensive Income Net Of Tax	513,450	184,955	114,738
Popular, Inc. Holding Co. | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	398	404	0
Popular, Inc. Holding Co. | Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	0	0	0
PNA Holding Co.
Interest And Dividend Income Operating Abstract
Dividend income from subsidiaries	0	0	0
Loans	0	0	0
Money market investments	5	25	4
Investment securities	322	322	322
Trading account securities	0	0	0
Total interest income	327	347	326
Interest Expense Abstract
Deposits	0	0	0
Short-term borrowings	974	151	883
Interest Expense Long Term Debt	24,249	32,183	31,438
Total interest expense	25,223	32,334	32,321
Net interest income	(24,896)	(31,987)	(31,995)
Provision for loan losses	0	0	0
Net interest income after provision for loan losses	(24,896)	(31,987)	(31,995)
Fees And Commissions Depositor Accounts	0	0	0
Other service fees	0	0	0
Mortgage banking activities	0	0	0
Sale and valuation adjustments of investment securities	0	0	0
Trading account profit	0	0	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
F D I C Loss Share Income	0	0	0
Fair value change in equity appreciation instrument	0	0	0
Gain on sale of processing and technology business			0
Noninterest Income Other Operating Income	4,012	707	(499)
Total non-interest income	4,012	707	(499)
Noninterest Expense Abstract
Labor And Related Expense	0	0	0
Occupancy Net	2	3	3
Equipment Expense	0	0	0
Taxes Other	0	0	0
Professional fees	72	42	11
Communication	0	0	10
Marketing And Advertising Expense	0	0	0
FDIC deposit insurance	0	0	0
Loss on early extinguishment of debt	3,388	0	0
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	0	0	0
Other operating expenses	434	441	443
Amortization of intangibles	0	0	0
Total operating expenses	3,896	486	467
Income (loss) before income tax	(24,780)	(31,766)	(32,961)
Income tax expense	(1,710)	0	(955)
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	(23,070)	(31,766)	(32,006)
Equity in undistributed earnings (losses) of subsidiaries	94,926	32,883	19,206
Net Income	71,856	1,117	(12,800)
Comprehensive Income Net Of Tax	(5,897)	(5,444)	18,812
PNA Holding Co. | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	0	0	0
PNA Holding Co. | Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	0	0	0
Other Subsidiaries
Interest And Dividend Income Operating Abstract
Dividend income from subsidiaries	0	0	0
Loans	1,579,042	1,557,346	1,692,065
Money market investments	3,462	3,707	3,646
Investment securities	139,427	163,179	200,279
Trading account securities	21,573	22,824	35,607
Total interest income	1,743,504	1,747,056	1,931,597
Interest Expense Abstract
Deposits	137,369	184,241	269,798
Short-term borrowings	39,558	50,058	59,230
Interest Expense Long Term Debt	25,650	31,765	66,409
Total interest expense	202,577	266,064	395,437
Net interest income	1,540,927	1,480,992	1,536,160
Provision for loan losses	602,165	408,537	575,720
Net interest income after provision for loan losses	938,762	1,072,455	960,440
Fees And Commissions Depositor Accounts	172,909	183,026	184,940
Other service fees	237,922	241,089	243,571
Mortgage banking activities	71,673	84,791	(4,483)
Sale and valuation adjustments of investment securities	0	(1,707)	10,844
Trading account profit	(13,644)	4,264	48,098
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	(49,130)	(27,416)	5,270
Adjustments To Indemnity Reserves On Loans Sold	(37,054)	(21,198)	(33,068)
F D I C Loss Share Income	(82,051)	(56,211)	66,791
Fair value change in equity appreciation instrument	0	0	8,323
Gain on sale of processing and technology business			0
Noninterest Income Other Operating Income	57,326	84,911	75,065
Total non-interest income	357,951	491,549	605,351
Noninterest Expense Abstract
Labor And Related Expense	430,781	435,923	424,846
Occupancy Net	95,644	93,822	95,459
Equipment Expense	43,399	41,459	40,630
Taxes Other	57,873	47,911	49,616
Professional fees	276,334	273,997	256,994
Communication	25,873	26,370	26,684
Marketing And Advertising Expense	58,638	59,753	53,173
FDIC deposit insurance	60,513	85,697	93,728
Loss on early extinguishment of debt	0	25,196	693
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	80,236	23,520	21,778
Other operating expenses	151,596	157,242	139,209
Amortization of intangibles	9,883	10,072	9,654
Total operating expenses	1,290,770	1,280,962	1,212,464
Income (loss) before income tax	5,943	283,042	353,327
Income tax expense	(250,887)	(28,147)	112,588
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	256,830	311,189	240,739
Equity in undistributed earnings (losses) of subsidiaries	0	0	0
Net Income	256,830	311,189	240,739
Comprehensive Income Net Of Tax	173,754	248,507	203,779
Other Subsidiaries | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	532,769	333,698	430,085
Other Subsidiaries | Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	69,396	74,839	145,635
Elimination
Interest And Dividend Income Operating Abstract
Dividend income from subsidiaries	(37,000)	(5,000)	(20,000)
Loans	(1,973)	(3,392)	(4,848)
Money market investments	(130)	(43)	(62)
Investment securities	(11,065)	(11,160)	(10,997)
Trading account securities	0	0	0
Total interest income	(50,168)	(19,595)	(35,907)
Interest Expense Abstract
Deposits	(5)	(25)	(4)
Short-term borrowings	(2,099)	(3,410)	(4,905)
Interest Expense Long Term Debt	(11,065)	(11,648)	(11,648)
Total interest expense	(13,169)	(15,083)	(16,557)
Net interest income	(36,999)	(4,512)	(19,350)
Provision for loan losses	0	0	0
Net interest income after provision for loan losses	(36,999)	(4,512)	(19,350)
Fees And Commissions Depositor Accounts	0	0	0
Other service fees	(2,797)	(3,224)	(2,571)
Mortgage banking activities	0	0	0
Sale and valuation adjustments of investment securities	0	0	0
Trading account profit	0	0	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
F D I C Loss Share Income	0	0	0
Fair value change in equity appreciation instrument	0	0	0
Gain on sale of processing and technology business			0
Noninterest Income Other Operating Income	0	0	0
Total non-interest income	(2,797)	(3,224)	(2,571)
Noninterest Expense Abstract
Labor And Related Expense	0	0	0
Occupancy Net	0	0	0
Equipment Expense	0	0	0
Taxes Other	0	0	0
Professional fees	(225)	(756)	(243)
Communication	0	0	0
Marketing And Advertising Expense	0	0	0
FDIC deposit insurance	0	0	0
Loss on early extinguishment of debt	0	0	0
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	0	0	0
Other operating expenses	(2,555)	(2,365)	(2,955)
Amortization of intangibles	0	0	0
Total operating expenses	(2,780)	(3,121)	(3,198)
Income (loss) before income tax	(37,016)	(4,615)	(18,723)
Income tax expense	(142)	42	508
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	(36,874)	(4,657)	(19,231)
Equity in undistributed earnings (losses) of subsidiaries	(291,812)	(307,649)	(208,708)
Net Income	(328,686)	(312,306)	(227,939)
Comprehensive Income Net Of Tax	(167,857)	(243,063)	(222,591)
Elimination | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	0	0	0
Elimination | Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	$ 0	$ 0	$ 0